UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09038

  The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

The Olstein Financial Alert Fund

Schedule of Investments
March 31, 2005 (Unaudited)

	Shares/Principal Amount	Value

COMMON STOCKS - 97.7%
Aerospace & Defense - 0.7%
General Dynamics Corporation	133,000	$14,237,650

Air Freight & Logistics - 1.2%
Pacer International, Inc. (a)	1,018,420	24,330,054

Beverages - 1.4%
Molson Coors Brewing Company - Class B	372,500	28,745,825

Business Services - 0.7%
FTD Group, Inc. (a)	1,224,000	14,834,880

Capital Markets - 5.8%
The Goldman Sachs Group, Inc.	143,100	15,739,569
Janus Capital Group Inc.	2,401,700	33,503,715
Merrill Lynch & Co., Inc.	523,700	29,641,420
Morgan Stanley	382,800	21,915,300
Waddell & Reed Financial, Inc. - Class A	769,000	15,180,060
		115,980,064
Chemicals - 2.2%
Cambrex Corporation	1,060,400	22,586,520
Wellman, Inc.	1,452,900	21,008,934
		43,595,454
Commercial Banks - 1.8%
Bank of America Corporation	485,200	21,397,320
Comerica, Incorporated	255,300	14,061,924
		35,459,244
Commercial Services & Supplies - 2.7%
John H. Harland Company	855,900	29,408,724
The ServiceMaster Company	1,752,500	23,658,750
		53,067,474
Communications Equipment - 4.6%
Cisco Systems, Inc. (a)	1,033,100	18,482,159
CommScope, Inc. (a)(c)(d)	2,900,300	43,388,488
Lucent Technologies Inc. (a)	10,853,300	29,846,575
		91,717,222
Computers & Peripherals - 4.8%
Adaptec, Inc. (a)	5,298,800	25,381,252
Diebold, Incorporated	295,500	16,208,175
NCR Corporation (a)	653,200	22,038,968
Synaptics Incorporated (a)	253,200	5,874,240
UNOVA, Inc. (a)	1,305,200	26,952,380
		96,455,015
Construction & Engineering - 1.7%
Quanta Services, Inc. (a)	4,492,100	34,274,723

Containers & Packaging - 1.1%
Bemis Company, Inc.	674,600	20,993,552

Diversified Financial Services - 0.0%
International Securities Exchange, Inc. (a)	4,500	117,000

Electronic Equipment & Instruments - 2.2%
AVX Corporation.	1,676,500	20,537,125
Technitrol, Inc.	1,631,400	24,340,488
		44,877,613
Energy Equipment & Services - 1.2%
Newpark Resources, Inc. (a)	1,916,500	11,288,185
Patterson-UTI Energy, Inc.	501,900	12,557,538
		23,845,723
Food Products - 2.6%
Del Monte Foods Company (a)(d)	4,873,400	52,876,390

Health Care Equipment & Supplies - 2.8%
Baxter International Inc. (d)	816,100	27,731,078
C. R. Bard, Inc.	193,500	13,173,480
PerkinElmer, Inc.	686,500	14,162,495
		55,067,053
Hotels Restaurants & Leisure - 7.0%
CKE Restaurants, Inc. (a)	1,518,800	24,072,980
Darden Restaurants, Inc.	736,000	22,580,480
McDonald's Corporation (d)	1,024,850	31,913,829
Scientific Games Corporation - Class A (a)	1,128,412	25,784,214
Wendy's International, Inc.	598,300	23,357,632
WMS Industries Inc. (a)	473,300	13,328,128
		141,037,263
Household Durables - 4.7%
American Greetings Corporation - Class A	1,702,100	43,369,508
Tupperware Corporation	1,696,200	34,534,632
Universal Electronics Inc. (a)(c)	929,500	15,689,960
		93,594,100
Household Products - 1.1%
Kimberly-Clark Corporation	344,550	22,647,272

Industrial Conglomerates - 2.4%
Tyco International Ltd. (b)(d)	1,401,900	47,384,220

Insurance - 1.6%
Marsh & McLennan Companies, Inc.	1,077,900	32,789,718

IT Services - 1.2%
First Data Corporation	597,832	23,500,776

Leisure Equipment & Products - 2.7%
Hasbro, Inc.	1,838,300	37,593,235
Mattel, Inc.	765,800	16,349,830
		53,943,065
Machinery - 2.0%
The Manitowoc Company, Inc. (d)	646,200	26,100,018
Pall Corporation	548,200	14,867,184
		40,967,202
Media - 13.5%
Gray Television, Inc. (c)	2,470,600	35,749,582
The Interpublic Group of Companies, Inc. (a)(d)	5,446,400	66,881,792
Journal Register Company (a)	1,675,000	27,972,500
Knight-Ridder, Inc.	384,800	25,877,800
PanAmSat Holding Corp.	1,572,400	26,730,800
Tribune Company	1,078,400	42,995,808
Viacom Inc. - Class A	364,300	12,765,072
The Walt Disney Company	1,073,100	30,830,163
		269,803,517
Metals & Mining - 1.5%
AK Steel Holding Corporation (a)	2,717,700	30,057,762

Multiline Retail - 1.2%
J. C. Penney Company, Inc.	442,000	22,948,640

Oil & Gas - 2.3%
The Williams Companies, Inc.	2,405,300	45,243,693

Paper & Forest Products - 0.8%
Weyerhaeuser Company	239,100	16,378,350

Personal Products - 1.1%
Playtex Products, Inc. (a)	2,372,800	21,355,200

Pharmaceuticals - 1.1%
Watson Pharmaceuticals, Inc. (a)	734,900	22,583,477

Semiconductor & Semiconductor Equipment - 1.2%
Fairchild Semiconductor International, Inc. (a)	1,577,800	24,187,674

Specialty Retail - 9.1%
Claire's Stores, Inc.	1,310,000	30,182,400
Jo-Ann Stores, Inc. (a)	515,500	14,480,395
Office Depot, Inc. (a)	1,148,000	25,462,640
Payless ShoeSource, Inc. (a)	2,219,800	35,050,642
Pier 1 Imports, Inc.	1,686,600	30,746,718
RadioShack Corporation	1,274,700	31,230,150
Ross Stores, Inc.	546,800	15,933,752
		183,086,697
Textiles, Apparel & Luxury Goods - 5.7%
Brown Shoe Company, Inc.	904,800	31,007,496
Liz Claiborne, Inc.	387,800	15,562,414
OshKosh B'Gosh, Inc. - Class A (c)	795,800	24,271,900
Tommy Hilfiger Corporation (a)(b)	3,703,400	43,329,780
		114,171,590

TOTAL COMMON STOCKS (Cost $1,645,434,398)		1,956,155,152

SHORT TERM INVESTMENTS - 2.2%
Mutual Funds - 0.0%
First American Prime Obligations Fund	1,000,335	1,000,335

U.S. Government Agency Obligations - 2.2%
Federal Home Loan Bank:
2.65%, 04/04/2005	$22,305,000	22,300,297
2.433%, 04/04/2005	13,377,000	13,377,000

Freddie Mac Discount Note
1.358%, 04/04/2005	7,081,000	7,079,073
		42,756,370

TOTAL SHORT-TERM INVESTMENTS		43,756,705
(Cost $43,756,705)

TOTAL INVESTMENTS - 99.9%
(Cost $1,689,191,103)		1,999,911,857

SECURITIES SOLD SHORT- (1.7)%
(Proceeds $32,095,764)		(33,532,175)

Other Assets in Excess of Liabilities - 1.8%		36,259,180
NET ASSETS - 100.00%		$2,002,638,862

SCHEDULE OF SECURITIES SOLD SHORT
Automobiles
Fleetwood Enterprises, Inc. (a)	1,195,500	$10,400,850

IT Services
Computer Sciences Corporation	504,500	23,131,325

TOTAL SECURITIES SOLD SHORT		$33,532,175
(Proceeds $32,095,764)

(a)	Non-income producing security.
(b)	Dollar denominated foreign security.
(c)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(d)	All or portion of the securities have been committed as collateral for open short positions.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds
By (Signature and Title)*    /s/ Robert A. Olstein
                                            Robert A. Olstein, President

Date May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            By (Signature and Title)*    /s/ Robert A. Olstein
                            Robert A. Olstein, President

Date May 25, 2005

By (Signature and Title)*    /s/ Michael Luper
 Michael Luper, Treasurer

Date May 25, 2005

* Print the name and title of each signing officer under his or her signature.